RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 4)			12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Interest rate swap agreements CAD	Dec. 31, 2011 Interest rate swap agreements CAD	Dec. 31, 2012 Interest rate swap agreements USD ($)	Dec. 31, 2011 Interest rate swap agreements USD ($)	Dec. 31, 2012 Carrying Amount Non-derivative financial assets CAD	Dec. 31, 2011 Carrying Amount Non-derivative financial assets CAD	Dec. 31, 2012 Carrying Amount Non-derivative financial Liabilities CAD	Dec. 31, 2011 Carrying Amount Non-derivative financial Liabilities CAD	Dec. 31, 2012 Fair Value Non-derivative financial assets CAD	Dec. 31, 2011 Fair Value Non-derivative financial assets CAD	Dec. 31, 2012 Fair Value Non-derivative financial Liabilities CAD	Dec. 31, 2011 Fair Value Non-derivative financial Liabilities CAD	Dec. 31, 2012 Fair Value, Level II Non-derivative financial assets CAD	Dec. 31, 2011 Fair Value, Level II Non-derivative financial assets CAD	Dec. 31, 2012 Fair Value, Level II Non-derivative financial Liabilities CAD	Dec. 31, 2011 Fair Value, Level II Non-derivative financial Liabilities CAD	Dec. 31, 2012 Recurring Fair Value, Level II Non-derivative financial Liabilities CAD	Dec. 31, 2011 Recurring Fair Value, Level II Non-derivative financial Liabilities CAD
Financial Assets
Cash and cash equivalents							537,000,000	629,000,000			537,000,000	629,000,000
Accounts receivable and other							1,324,000,000	1,378,000,000							1,373,000,000	1,422,000,000
Due from TransCanada Corporation	985,000,000	750,000,000					985,000,000	750,000,000			985,000,000	750,000,000
Available for sale assets							44,000,000	23,000,000			44,000,000	23,000,000
Total assets							2,890,000,000	2,780,000,000			2,939,000,000	2,824,000,000
Accounts Receivable							1,100,000,000	1,100,000,000
Other Current Assets	992,000,000	1,104,000,000					40,000,000	41,000,000
Intangible and Other Assets							240,000,000	247,000,000
Financial Liabilities
Notes payable	2,275,000,000	1,863,000,000							2,275,000,000	1,863,000,000			2,275,000,000	1,863,000,000
Accounts payable and other long-term liabilities									1,535,000,000	1,330,000,000			1,535,000,000	1,330,000,000
Accrued interest									370,000,000	367,000,000			370,000,000	367,000,000
Long-term debt									18,913,000,000	18,659,000,000							24,573,000,000	23,757,000,000	350,000,000	350,000,000
Junior subordinated notes	994,000,000	1,016,000,000							994,000,000	1,016,000,000							1,054,000,000	1,027,000,000
Total liabilities									24,087,000,000	23,235,000,000			29,807,000,000	28,344,000,000
Fair value adjustments (losses)			10,000,000	13,000,000
Long-Term Debt hedged					350,000,000	350,000,000
Accounts Payable									1,500,000,000	1,200,000,000
Other Long-Term Liabilities	882,000,000	929,000,000							38,000,000	137,000,000